Summary of significant accounting policies - Fair value of financial instruments (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair value of financial instruments
Fair value assets	$ 131,403	$ 28,455
Fair value liabilities	92,270	47,529
Level 1
Fair value of financial instruments
Fair value assets	61,821	28,342
Level 2
Fair value of financial instruments
Fair value assets	69,835	113
Fair value liabilities	24,157	7,185
Level 3
Fair value of financial instruments
Fair value liabilities	68,113	40,344
Accounts payable
Fair value of financial instruments
Fair value liabilities	2,595
Accounts payable | Level 2
Fair value of financial instruments
Fair value liabilities	2,595
Accrued liabilities and other current liabilities
Fair value of financial instruments
Fair value liabilities	7,563	7,185
Accrued liabilities and other current liabilities | Level 2
Fair value of financial instruments
Fair value liabilities	7,563	7,185
Convertible Preferred Shares
Fair value of financial instruments
Fair value liabilities	68,113
Convertible Preferred Shares | Level 3
Fair value of financial instruments
Fair value liabilities	68,113
Preferred shares forward contract liability
Fair value of financial instruments
Fair value liabilities		40,344
Preferred shares forward contract liability | Level 3
Fair value of financial instruments
Fair value liabilities		40,344
Long-term loans
Fair value of financial instruments
Fair value liabilities	13,999
Long-term loans | Level 2
Fair value of financial instruments
Fair value liabilities	13,999
Prepayments and other current assets
Fair value of financial instruments
Fair value assets	253	113
Prepayments and other current assets | Level 2
Fair value of financial instruments
Fair value assets	253	113
Cryptocurrency receivable
Fair value of financial instruments
Fair value assets	69,582
Cryptocurrency receivable | Level 2
Fair value of financial instruments
Fair value assets	69,582
Cryptocurrency
Fair value of financial instruments
Fair value assets	61,821	28,342
Cryptocurrency | Level 1
Fair value of financial instruments
Fair value assets	$ 61,821	$ 28,342